Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000129654
Shareholder Report [Line Items]
Fund Name	Target 2005 Fund
Class Name	Investor Class
Trading Symbol	TRARX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2005 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2005 Fund - Investor Class	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date Retirement Income Index, exposure to short duration Treasury inflation protected securities contributed to performance for the trailing one-year period. Additionally, our diversified U.S. mid-cap equity structure added value as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,653	9,945	9,744
2015	9,781	9,988	9,877
2016	9,550	10,164	9,732
2016	10,030	10,299	10,079
2016	10,359	10,539	10,330
2016	10,208	10,205	10,193
2017	10,591	10,308	10,476
2017	10,850	10,462	10,671
2017	11,052	10,591	10,839
2017	11,264	10,533	11,075
2018	11,297	10,360	11,088
2018	11,297	10,423	11,143
2018	11,466	10,480	11,336
2018	11,178	10,391	11,073
2019	11,521	10,689	11,334
2019	11,676	11,090	11,472
2019	12,111	11,546	11,894
2019	12,380	11,513	12,180
2020	12,363	11,937	12,133
2020	12,320	12,134	12,282
2020	13,208	12,293	12,887
2020	13,625	12,351	13,198
2021	14,051	12,102	13,369
2021	14,566	12,085	13,718
2021	14,913	12,283	14,026
2021	14,745	12,209	13,920
2022	14,367	11,782	13,564
2022	13,688	11,091	12,945
2022	13,272	10,868	12,608
2022	13,295	10,641	12,667
2023	13,320	10,637	12,747
2023	13,514	10,854	12,970
2023	13,798	10,738	13,206
2023	13,928	10,767	13,311
2024	14,604	10,991	13,912
2024	14,884	10,995	14,133
2024	15,484	11,522	14,797
2024	15,764	11,507	14,959
2025	15,869	11,629	15,089
2025	15,966	11,596	15,250

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Target 2005 Fund (Investor Class)	7.27%	5.32%	4.79%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
S&P Target Date Retirement Income Index (Strategy Benchmark)	7.91	4.42	4.31

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 51,993,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 180,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$51,993 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Bond Funds	46.1%
Domestic Equity Funds	24.0
International Bond Funds	17.4
International Equity Funds	8.7
Short-Term and Other	3.8

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.1%
T. Rowe Price New Income Fund	18.5
T. Rowe Price International Bond Fund (USD Hedged)	7.2
T. Rowe Price Value Fund	4.7
T. Rowe Price Growth Stock Fund	4.5
T. Rowe Price Dynamic Global Bond Fund	4.3
T. Rowe Price Emerging Markets Bond Fund	4.1
T. Rowe Price High Yield Fund	3.5
T. Rowe Price Hedged Equity Fund	3.3
T. Rowe Price U.S. Large-Cap Core Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000129655
Shareholder Report [Line Items]
Fund Name	Target 2005 Fund
Class Name	Advisor Class
Trading Symbol	PANRX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2005 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2005 Fund - Advisor Class	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date Retirement Income Index, exposure to short duration Treasury inflation protected securities contributed to performance for the trailing one-year period. Additionally, our diversified U.S. mid-cap equity structure added value as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,644	9,945	9,744
2015	9,771	9,988	9,877
2016	9,532	10,164	9,732
2016	10,010	10,299	10,079
2016	10,329	10,539	10,330
2016	10,170	10,205	10,193
2017	10,541	10,308	10,476
2017	10,790	10,462	10,671
2017	10,981	10,591	10,839
2017	11,182	10,533	11,075
2018	11,215	10,360	11,088
2018	11,206	10,423	11,143
2018	11,373	10,480	11,336
2018	11,088	10,391	11,073
2019	11,415	10,689	11,334
2019	11,569	11,090	11,472
2019	11,977	11,546	11,894
2019	12,243	11,513	12,180
2020	12,217	11,937	12,133
2020	12,164	12,134	12,282
2020	13,029	12,293	12,887
2020	13,440	12,351	13,198
2021	13,859	12,102	13,369
2021	14,353	12,085	13,718
2021	14,682	12,283	14,026
2021	14,517	12,209	13,920
2022	14,126	11,782	13,564
2022	13,463	11,091	12,945
2022	13,032	10,868	12,608
2022	13,056	10,641	12,667
2023	13,072	10,637	12,747
2023	13,248	10,854	12,970
2023	13,525	10,738	13,206
2023	13,639	10,767	13,311
2024	14,300	10,991	13,912
2024	14,559	10,995	14,133
2024	15,141	11,522	14,797
2024	15,400	11,507	14,959
2025	15,493	11,629	15,089
2025	15,573	11,596	15,250

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Target 2005 Fund (Advisor Class)	6.96%	5.06%	4.53%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
S&P Target Date Retirement Income Index (Strategy Benchmark)	7.91	4.42	4.31

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 51,993,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 180,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$51,993 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Bond Funds	46.1%
Domestic Equity Funds	24.0
International Bond Funds	17.4
International Equity Funds	8.7
Short-Term and Other	3.8

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.1%
T. Rowe Price New Income Fund	18.5
T. Rowe Price International Bond Fund (USD Hedged)	7.2
T. Rowe Price Value Fund	4.7
T. Rowe Price Growth Stock Fund	4.5
T. Rowe Price Dynamic Global Bond Fund	4.3
T. Rowe Price Emerging Markets Bond Fund	4.1
T. Rowe Price High Yield Fund	3.5
T. Rowe Price Hedged Equity Fund	3.3
T. Rowe Price U.S. Large-Cap Core Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169038
Shareholder Report [Line Items]
Fund Name	Target 2005 Fund
Class Name	I Class
Trading Symbol	TFRRX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2005 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2005 Fund - I Class	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date Retirement Income Index, exposure to short duration Treasury inflation protected securities contributed to performance for the trailing one-year period. Additionally, our diversified U.S. mid-cap equity structure added value as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
2/26/16	500,000	500,000	500,000
2/29/16	499,508	500,699	499,622
5/31/16	524,582	507,362	517,448
8/31/16	541,790	519,149	530,317
11/30/16	533,923	502,698	523,316
2/28/17	554,436	507,785	537,823
5/31/17	567,517	515,371	547,835
8/31/17	578,083	521,706	556,471
11/30/17	589,152	518,855	568,604
2/28/18	591,416	510,349	569,256
5/31/18	591,416	513,441	572,077
8/31/18	600,746	516,232	581,994
11/30/18	585,714	511,892	568,491
2/28/19	603,692	526,526	581,895
5/31/19	612,363	546,303	588,952
8/31/19	635,123	568,745	610,621
11/30/19	649,755	567,131	625,320
2/29/20	648,881	588,039	622,882
5/31/20	646,640	597,740	630,563
8/31/20	693,709	605,562	661,628
11/30/20	716,122	608,440	677,602
2/28/21	738,465	596,175	686,361
5/31/21	766,011	595,320	704,261
8/31/21	784,766	605,052	720,079
11/30/21	776,560	601,422	714,660
2/28/22	756,155	580,411	696,366
5/31/22	721,159	546,373	664,621
8/31/22	699,287	535,374	647,284
11/30/22	701,162	524,202	650,334
2/28/23	702,174	523,984	654,442
5/31/23	712,380	534,665	665,888
8/31/23	728,029	528,986	677,985
11/30/23	735,513	530,386	683,401
2/29/24	771,169	541,418	714,225
5/31/24	785,932	541,645	725,574
8/31/24	818,269	567,585	759,665
11/30/24	833,031	566,851	767,982
2/28/25	838,827	572,865	774,663
5/31/25	844,672	571,213	782,939

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/26/16
Target 2005 Fund (I Class)	7.47%	5.49%	5.83%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.45
S&P Target Date Retirement Income Index (Strategy Benchmark)	7.91	4.42	4.96

Performance Inception Date	Feb. 26, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 51,993,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 180,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$51,993 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Bond Funds	46.1%
Domestic Equity Funds	24.0
International Bond Funds	17.4
International Equity Funds	8.7
Short-Term and Other	3.8

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.1%
T. Rowe Price New Income Fund	18.5
T. Rowe Price International Bond Fund (USD Hedged)	7.2
T. Rowe Price Value Fund	4.7
T. Rowe Price Growth Stock Fund	4.5
T. Rowe Price Dynamic Global Bond Fund	4.3
T. Rowe Price Emerging Markets Bond Fund	4.1
T. Rowe Price High Yield Fund	3.5
T. Rowe Price Hedged Equity Fund	3.3
T. Rowe Price U.S. Large-Cap Core Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless